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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	CM-I-TST-QTR-1	5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–41.27%(a)

Asset-Backed Securities - Consumer Receivables–5.48%

Barton Capital LLC (b)(c)	0.18%	11/17/14	$25,000	$25,000,000
Old Line Funding, LLC (b)	0.23%	07/15/14	31,000	30,991,286
Old Line Funding, LLC (b)	0.18%	08/06/14	48,000	47,984,160
Old Line Funding, LLC (b)	0.22%	10/07/14	32,000	31,974,969
Old Line Funding, LLC (b)(c)	0.18%	07/18/14	135,000	135,000,000
Salisbury Receivables Co. LLC (b)	0.14%	07/14/14	30,000	29,994,983
Sheffield Receivables Corp. (b)	0.18%	06/10/14	25,000	24,998,875
Sheffield Receivables Corp. (b)	0.18%	06/12/14	15,000	14,999,175
Sheffield Receivables Corp. (b)	0.18%	07/15/14	60,000	59,986,800
Thunder Bay Funding, LLC (b)	0.23%	07/15/14	12,000	11,996,627
Thunder Bay Funding, LLC (b)	0.23%	09/05/14	29,000	28,982,213
Thunder Bay Funding, LLC (b)	0.25%	09/05/14	37,000	36,975,330
				478,884,418

Asset-Backed Securities - Fully Supported–1.57%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	06/09/14	31,000	30,998,622
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	07/14/14	15,000	14,996,417
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.20%	08/04/14	50,000	49,982,222
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	08/06/14	41,500	41,484,023
				137,461,284

Asset-Backed Securities - Fully Supported Bank–4.58%

Atlantic Asset Securitization LLC (CEP-Credit Agricole CIB) (b)(c)(d)	0.17%	08/06/14	46,000	46,000,000
Atlantic Asset Securitization LLC (CEP-Credit Agricole CIB) (b)(c)(d)	0.23%	02/20/15	30,000	30,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.12%	06/06/14	18,000	17,999,700
Concord Minutemen Capital Co., LLC Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/17/14	46,000	45,988,244
Concord Minutemen Capital Co., LLC Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/18/14	20,000	19,994,778
Crown Point Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/11/14	13,000	12,997,111
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.17%	08/04/14	24,000	23,992,747
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	06/04/14	13,000	12,999,783
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/11/14	38,000	37,991,555
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	07/14/14	25,000	24,994,028
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(d)	0.17%	07/07/14	30,325	30,319,845
Mountcliff Funding LLC (Multi-CEP’s-Deutsche Bank Trust Co. Americas) (b)(d)	0.17%	06/03/14	32,000	31,999,698
Ridgefield Funding Co. LLC (CEP-BNP Paribas, S.A.) (b)(c)(d)	0.27%	11/05/14	45,000	44,996,092
Ridgefield Funding Co. LLC Series A1 (CEP-BNP Paribas, S.A.) (b)(d)	0.22%	08/05/14	20,000	19,992,056
				400,265,637

Asset-Backed Securities - Multi-Purpose–7.85%

Chariot Funding, LLC (b)	0.23%	06/11/14	50,000	49,996,806
Chariot Funding, LLC (b)	0.22%	08/04/14	25,000	24,990,222
Chariot Funding, LLC (b)	0.22%	09/12/14	20,000	19,987,411
Chariot Funding, LLC (b)	0.22%	10/16/14	9,000	8,992,465
Chariot Funding, LLC (b)	0.22%	11/03/14	29,000	28,972,531
Chariot Funding, LLC (b)	0.21%	11/06/14	13,000	12,988,018
Jupiter Securitization Co. LLC (b)	0.23%	06/03/14	15,000	14,999,808

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–(continued)

Jupiter Securitization Co. LLC (b)	0.22%	07/15/14	$6,000	$5,998,387
Jupiter Securitization Co. LLC (b)	0.22%	10/01/14	15,000	14,988,817
Jupiter Securitization Co. LLC (b)	0.22%	10/02/14	15,000	14,988,725
Jupiter Securitization Co. LLC (b)	0.22%	10/15/14	16,000	15,986,702
Jupiter Securitization Co. LLC (b)	0.21%	11/06/14	25,000	24,976,958
Mont Blanc Capital Corp. (b)(d)	0.19%	06/10/14	25,000	24,998,813
Nieuw Amsterdam Receivables Corp. (b)(d)	0.13%	06/03/14	28,000	27,999,798
Nieuw Amsterdam Receivables Corp. (b)(d)	0.12%	06/05/14	15,000	14,999,800
Nieuw Amsterdam Receivables Corp. (b)(d)	0.14%	07/11/14	27,000	26,995,800
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	08/12/14	20,000	19,993,600
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	08/13/14	35,000	34,988,645
Regency Markets No. 1 LLC (b)(d)	0.14%	06/12/14	29,000	28,998,759
Regency Markets No. 1 LLC (b)(d)	0.14%	06/13/14	22,000	21,998,973
Regency Markets No. 1 LLC (b)(d)	0.14%	06/16/14	95,000	94,994,458
Regency Markets No. 1 LLC (b)(d)	0.14%	06/18/14	22,000	21,998,545
Regency Markets No. 1 LLC (b)(d)	0.14%	06/20/14	65,000	64,995,197
Scaldis Capital LLC (b)(d)	0.16%	07/17/14	30,000	29,993,867
Scaldis Capital LLC (b)(d)	0.20%	08/14/14	10,000	9,995,889
Versailles Commercial Paper LLC(b)	0.17%	07/21/14	25,000	24,994,097
				685,813,091

Asset-Backed Securities –Trade Receivables–0.63%

Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)	0.16%	06/06/14	55,000	54,998,778

Consumer Finance–0.85%

Toyota Motor Credit Corp. (d)	0.20%	09/02/14	29,000	28,985,017
Toyota Motor Credit Corp. (d)	0.25%	09/30/14	45,000	44,962,187
				73,947,204

Diversified Banks–12.00%

ANZ New Zealand Int’l Ltd. (b)(d)	0.15%	07/11/14	26,000	25,995,667
Barclays Bank PLC (b)(c)(d)	0.48%	04/30/15	90,000	90,000,000
BNP Paribas Finance Inc. (d)	0.17%	06/02/14	15,000	14,999,929
BNP Paribas Finance Inc. (d)	0.07%	06/02/14	145,000	144,999,718
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	75,000	74,951,250
Collateralized Commercial Paper Co., LLC	0.25%	09/03/14	60,000	59,960,833
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	49,000	48,964,611
Collateralized Commercial Paper II Co., LLC (b)	0.40%	08/05/14	50,000	49,963,889
Commonwealth Bank of Australia (b)(c)(d)	0.18%	10/07/14	26,000	26,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.18%	12/17/14	30,000	30,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.16%	07/10/14	28,000	27,995,299
Commonwealth Bank of Australia Sr. Unsec. Notes (b)	3.75%	10/15/14	22,000	22,289,516
Dexia Credit Local S.A. (d)	0.22%	06/17/14	33,000	32,996,774
Dexia Credit Local S.A. (d)	0.24%	07/07/14	44,000	43,989,440
Dexia Credit Local S.A. (d)	0.24%	08/19/14	24,000	23,987,360
DNB Bank ASA (b)(d)	0.17%	07/07/14	26,000	25,995,580
ING (US) Funding LLC(d)	0.19%	07/07/14	12,000	11,997,720
Mizuho Funding, LLC (b)	0.20%	06/11/14	36,400	36,398,028
Mizuho Funding, LLC (b)	0.19%	08/04/14	29,000	28,990,205

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Mizuho Funding, LLC (b)	0.22%	09/08/14	$49,000	$48,971,029
National Australia Funding Delaware Inc. (b)(d)	0.19%	06/03/14	25,000	24,999,736
National Australia Funding Delaware Inc. (b)(d)	0.20%	07/07/14	12,000	11,997,600
National Australia Funding Delaware Inc. (b)(d)	0.18%	11/06/14	29,000	28,977,726
PNC Bank, N.A.	0.28%	10/06/14	12,000	12,000,000
Standard Chartered Bank b)(d)	0.16%	06/10/14	29,000	28,998,840
Standard Chartered Bank b)(d)	0.17%	08/04/14	32,000	31,990,329
Standard Chartered Bank b)(d)	0.17%	08/11/14	22,000	21,992,624
Standard Chartered Bank b)(d)	0.19%	08/18/14	18,000	17,992,590
				1,048,396,293

Life & Health Insurance–0.26%

MetLife Short Term Funding LLC	0.11%	06/24/14	23,000	22,998,384

Other Diversified Financial Services–0.54%

General Electric Capital Corp.	0.20%	08/06/14	32,000	31,988,267
General Electric Capital Corp.	0.21%	10/08/14	15,000	14,988,712
				46,976,979

Regional Banks–5.24%

ASB Finance Ltd. (b)(d)	0.16%	08/22/14	24,000	23,991,253
BNZ International Funding Ltd. (b)(d)	0.21%	08/26/14	15,000	14,992,475
BNZ International Funding Ltd. (b)(d)	0.20%	11/12/14	37,000	36,967,132
BNZ International Funding Ltd. (b)(d)	0.21%	11/26/14	18,000	17,981,755
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.13%	06/02/14	32,000	31,999,885
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.13%	06/16/14	24,000	23,998,700
Macquarie Bank Ltd. (b)(d)	0.19%	06/12/14	31,000	30,998,200
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.24%	07/28/14	28,000	27,989,360
Sumitomo Mitsui Banking Corp. (b)(d)	0.15%	07/01/14	24,000	23,997,000
Sumitomo Mitsui Banking Corp. (b)(d)	0.21%	07/07/14	23,000	22,995,170
Sumitomo Mitsui Banking Corp. (b)(d)	0.25%	08/05/14	24,000	23,989,167
Sumitomo Mitsui Banking Corp. (b)(d)	0.24%	10/10/14	80,000	79,930,133
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	06/12/14	51,000	50,997,818
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	06/16/14	25,000	24,998,542
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	07/01/14	22,000	21,997,433
				457,824,023

Soft Drinks–0.84%

Coca-Cola Co. (The) (b)	0.16%	09/09/14	41,000	40,981,778
Coca-Cola Co. (The) (b)	0.17%	11/06/14	32,000	31,976,124
				72,957,902

Specialized Finance–1.42%

Caisse des Depots et Consignations (b)(d)	0.16%	06/09/14	$61,000	$60,997,831
Caisse des Depots et Consignations (b)(d)	0.11%	07/15/14	25,000	24,996,639
CDP Financial Inc. (b)(d)	0.19%	08/05/14	13,000	12,995,540
CDP Financial Inc. (b)(d)	0.19%	11/10/14	25,000	24,978,625
				123,968,635
Total Commercial Paper (Cost $3,604,492,628)				3,604,492,628

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–30.47%

Australia & New Zealand Banking Group, Ltd. (d)	0.17%	08/01/14	24,000	24,000,000
Bank of Montreal (d)	0.15%	07/15/14	13,000	13,000,000
Bank of Montreal (d)(c)	0.21%	08/06/14	100,000	100,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	44,000	44,000,000
Bank of Nova Scotia (d)	0.18%	09/15/14	26,000	26,000,000
Bank of Nova Scotia (c)(d)	0.31%	11/06/14	50,000	50,000,000
Bank of Nova Scotia (c)(d)	0.32%	05/29/15	42,000	42,000,000
Bank of Scotland (d)	0.06%	06/02/14	250,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.07%	06/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.20%	08/11/14	84,000	84,000,000
Barclays Bank PLC (c)(d)	0.25%	06/17/14	100,000	100,000,000
Credit Agricole Corporate & Investment Bank (d)	0.10%	06/04/14	118,000	118,000,000
Credit Industriel et Commercial (d)	0.12%	06/03/14	88,000	88,000,000
Credit Industriel et Commercial (d)	0.12%	06/05/14	69,000	69,000,000
Credit Industriel et Commercial (d)	0.14%	06/02/14	32,000	32,000,000
DNB Bank ASA(d)	0.06%	06/02/14	230,000	230,000,000
DNB Bank ASA(d)	0.08%	06/03/14	48,000	48,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.19%	08/22/14	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.20%	06/03/14	100,000	100,000,000
Mizuho Bank Ltd. (d)	0.20%	07/16/14	38,000	38,000,000
Mizuho Bank Ltd. (d)	0.21%	08/13/14	23,000	23,000,000
Mizuho Bank Ltd. (d)	0.23%	10/01/14	12,000	12,000,000
Natixis (c)(d)	0.32%	06/25/14	130,000	130,000,000
Nordea Bank Finland PLC (d)	0.16%	06/06/14	25,000	25,000,000
Norinchukin Bank (The) (d)	0.21%	07/08/14	58,000	58,000,000
Norinchukin Bank (The) (d)	0.22%	08/01/14	22,000	22,000,000
Norinchukin Bank (The) (c)(d)	0.23%	07/09/14	68,000	68,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/02/14	28,000	28,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	06/13/14	26,000	26,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.18%	06/09/14	72,000	72,000,000
Royal Bank of Canada (c)(d)	0.32%	06/04/15	100,000	100,000,000
Societe Generale (c)(d)	0.23%	11/13/14	22,400	22,400,000
Sumitomo Mitsui Banking Corp. (b)(d)	0.21%	07/02/14	38,000	38,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.14%	06/03/14	24,000	24,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.25%	07/14/14	12,000	12,000,000
Swedbank AB (d)	0.08%	06/03/14	112,000	112,000,000
Toronto-Dominion Bank (The) (d)	0.11%	06/10/14	57,000	57,000,000
Toronto-Dominion Bank (The) (d)	0.16%	11/17/14	30,000	30,000,000
Toronto-Dominion Bank (The) (d)	0.19%	11/07/14	22,000	22,000,000
Toronto-Dominion Bank (The) (d)	0.19%	11/10/14	45,000	45,000,000
Toronto-Dominion Bank (The) (d)	0.20%	07/28/14	14,000	14,000,000
Wells Fargo Bank, N.A. (c)	0.19%	06/02/14	150,000	150,000,000
Total Certificates of Deposit (Cost $2,661,400,000)				2,661,400,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–6.03%(e)

Credit Enhanced–6.03%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/33	$2,500	$2,500,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/38	21,400	21,400,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank) (f)(d)	0.04%	12/31/47	6,300	6,300,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.05%	09/01/33	1,900	1,900,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/37	33,780	33,780,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.08%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.06%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (d)(f)	0.13%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (d)(f)	0.13%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	02/01/39	2,700	2,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	09/01/48	8,000	8,000,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/01/24	3,000	3,000,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	07/01/38	300	300,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	10/15/38	18,234	18,234,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.08%	12/15/29	4,250	4,250,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/01/33	10,425	10,425,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.06%	05/01/26	8,500	8,500,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	06/15/32	55,360	55,360,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/24	3,500	3,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	07/01/28	22,270	22,270,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.06%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	08/01/34	61,875	61,875,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.06%	07/01/32	$9,700	$9,700,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/01/31	5,405	5,405,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/27	4,550	4,550,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	04/01/43	13,000	13,000,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/27	10,820	10,820,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.07%	07/01/38	3,335	3,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	02/01/39	3,580	3,580,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	18,640	18,640,000
Total Variable Rate Demand Notes (Cost $526,389,000)				526,389,000

Medium-Term Notes–4.24%

Barclays Bank PLC Sec. Medium-Term Global Notes (b)(c)(d)	0.48%	09/02/14	35,000	35,000,000
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.38%	06/01/15	100,000	100,000,514
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes (c)	0.32%	06/19/15	60,000	60,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (c)	0.32%	06/19/15	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.45%	06/07/15	75,000	75,000,000
Total Medium-Term Notes (Cost $370,000,514)				370,000,514
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.01% (Cost $7,162,282,142)				7,162,282,142

Repurchase Agreements–17.93%(g)

			Repurchase Amount
Barclays Capital Inc., Joint agreement dated 05/30/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Treasury obligations valued at $612,000,013; 0.63%-5.00%, 01/31/15 -05/15/37)	0.06%	06/02/14	250,001,250	250,000,000
BNP Paribas Securities Corp., Agreement dated 05/30/14, maturing value of $250,001,875 (collateralized by Agency Mortgage-backed securities valued at $255,000,000; 2.46%-6.50%, 03/01/15-04/20/43), 0.09%(d)(h)	0.09%	06/02/14	250,001,875	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $744,004,340 (collateralized by U.S. Treasury obligations valued at $758,880,046; 0.13%-4.50%, 01/31/16-02/15/43), 0.07% (d)(i)	0.07%	06/02/14	93,851,227	93,850,680
Credit Suisse Securities (USA) LLC, Term agreement dated 05/30/14, maturing value of $150,005,250 (collateralized by Agency Mortgage-backed securities valued at $153,002,246; 2.21%-4.40%, 04/16/46-05/16/51) (d)(i)	0.18%	06/06/14	150,005,250	150,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Domestic and Foreign Corporate obligations valued at $176,000,993; 4.75%-10.00%, 10/01/14- 06/01/24) (d)(h)	0.58%	—	—	160,000,000
ING Financial Markets, LLC, Joint agreement dated 05/30/14, aggregate maturing value $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,004,243; 2.03% -3.97%, 06/01/25-01/15/43)	0.08%	06/02/14	100,000,667	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/28/14, maturing value $122,099,227 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $133,184,431; 0%-12.75%, 04/01/16-12/29/99) (i)	0.48%	07/28/14	122,099,227	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/30/14, maturing value $160,089,511 (collateralized by U.S. Government sponsored agency obligations, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $174,578,228; 0%-11.95%, 04/15/16-07/02/56)	0.53%	07/07/14	160,089,511	160,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

RBC Capital Markets Corp., Term agreement dated 03/12/14, maturing value $130,084,500 (collateralized by Domestic and Foreign Corporate obligations valued at $136,500,000; 0%-8.88%, 06/16/14-01/22/2114) (d)(i)	0.26%	06/10/14	$130,084,500	$130,000,000
RBC Capital Markets Corp., Term agreement dated 04/04/14, maturing value $100,070,500 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-7.50%, 04/15/23-12/25/43)(d)(i)	0.27%	07/07/14	100,070,500	100,000,000
RBC Capital Markets Corp., Joint Term agreement dated 05/01/14, aggregate maturing value $200,046,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,001; 2.06%-4.00%, 09/01/28-04/01/44) (d)(i)	0.09%	08/01/14	50,011,500	50,000,000
Total Repurchase Agreements (Cost $1,565,850,680)				1,565,850,680
TOTAL INVESTMENTS(j)(k)–99.94% (Cost $8,728,132,822)				8,728,132,822
OTHER ASSETS LESS LIABILITIES–0.06%				5,104,278
NET ASSETS–(100.00)%				$8,733,237,100

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $894,360,734, which represented 10.24 % of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.0%; United Kingdom: 11.1%; Canada: 10.8%; France: 10.5%; other countries less than 5% each: 20.5%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	5.3%

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2014

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–59.83%

Federal Farm Credit Bank (FFCB)–8.73%

Disc. Notes(a)	0.05%	07/07/14	$10,000	$9,999,500
Disc. Notes(a)	0.06%	07/18/14	10,000	9,999,217
Disc. Notes(a)	0.08%	10/03/14	15,000	14,995,867
Disc. Notes(a)	0.10%	10/31/14	15,000	14,993,667
Disc. Notes(a)	0.06%	08/28/14	20,000	19,997,066
Disc. Notes(a)	0.14%	08/20/14	10,000	9,996,889
Unsec. Bonds(b)	0.13%	01/13/15	20,000	19,998,761
Unsec. Bonds(b)	0.22%	01/26/15	35,000	35,028,932
				135,009,899

Federal Home Loan Bank (FHLB)–29.49%

Unsec. Bonds	0.08%	09/12/14	15,000	14,998,632
Unsec. Bonds	0.13%	10/30/14	15,000	14,998,655
Unsec. Bonds	0.14%	11/21/14	25,000	24,997,974
Unsec. Bonds(b)	0.08%	11/14/14	25,000	25,000,000
Unsec. Disc. Notes(a)	0.12%	07/02/14	15,000	14,998,450
Unsec. Disc. Notes(a)	0.05%	07/18/14	15,000	14,999,021
Unsec. Disc. Notes(a)	0.05%	07/23/14	27,275	27,273,030
Unsec. Disc. Notes(a)	0.06%	08/13/14	20,000	19,997,672
Unsec. Disc. Notes(a)	0.06%	08/22/14	20,000	19,997,176
Unsec. Disc. Notes(a)	0.07%	10/08/14	12,500	12,496,865
Unsec. Disc. Notes(a)	0.07%	10/10/14	9,000	8,997,707
Unsec. Disc. Notes(a)	0.07%	10/15/14	15,000	14,996,033
Unsec. Disc. Notes(a)	0.07%	10/17/14	15,000	14,995,975
Unsec. Disc. Notes(a)	0.08%	10/24/14	15,000	14,995,469
Unsec. Disc. Notes(a)	0.05%	07/09/14	25,000	24,998,681
Unsec. Disc. Notes(a)	0.06%	07/30/14	15,000	14,998,648
Unsec. Disc. Notes(a)	0.05%	07/30/14	14,917	14,915,777
Unsec. Disc. Notes(a)	0.06%	08/06/14	15,000	14,998,487
Unsec. Disc. Notes(a)	0.06%	08/08/14	15,000	14,998,442
Unsec. Global Bonds	0.04%	07/01/14	15,000	14,999,500
Unsec. Global Bonds	0.05%	07/16/14	17,550	17,548,903
Unsec. Global Bonds(b)	0.13%	06/16/14	15,000	15,000,000
Unsec. Global Bonds(b)	0.10%	08/12/14	20,000	20,000,000
Unsec. Global Bonds(b)	0.20%	08/19/15	10,000	9,997,536
Unsec. Global Bonds(b)	0.13%	09/08/15	25,000	24,995,177
Unsec. Global Bonds(b)	0.10%	01/09/15	25,000	25,000,964
				456,194,774

Federal Home Loan Mortgage Corp. (FHLMC)–12.07%

Unsec. Disc. Notes(a)	0.09%	06/18/14	15,000	14,999,362
Unsec. Disc. Notes(a)	0.06%	09/23/14	15,000	14,997,150
Unsec. Disc. Notes(a)	0.11%	11/20/14	15,000	14,992,117
Unsec. Disc. Notes(a)	0.11%	11/21/14	15,000	14,992,071
Unsec. Disc. Notes(a)	0.07%	11/21/14	15,000	14,994,954
Unsec. Disc. Notes(a)	0.07%	10/16/14	15,000	14,996,290
Unsec. Disc. Notes(a)	0.10%	10/23/14	15,000	14,994,000
Unsec. Global Notes	1.00%	07/30/14	25,000	25,037,522
Unsec. Global Notes	0.75%	11/25/14	12,995	13,033,619

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(b)	0.14%	07/16/15	$25,000	$25,008,726
Series M006, Class A, Taxable VRD MFH Ctfs.(b)(c)	0.24%	10/15/45	18,680	18,680,111
				186,725, 922

Federal National Mortgage Association (FNMA)–8.21%

Unsec. Disc. Notes(a)	0.06%	08/18/14	15,000	14,998,050
Unsec. Disc. Notes(a)	0.07%	10/02/14	10,000	9,997,779
Unsec. Disc. Notes(a)	0.05%	08/26/14	15,000	14,998,208
Unsec. Global Notes(b)	0.88%	08/28/14	15,000	15,027,361
Unsec. Global Notes(b)	0.35%	08/11/14	37,000	37,019,312
Unsec. Global Notes(b)	0.13%	06/20/14	15,000	15,000,422
Unsec. Global Notes(b)	0.50%	11/21/14	20,000	20,041,010
				127,082,142

Overseas Private Investment Corp. (OPIC)–1.33%

Gtd. VRD COP Bonds(c)(a)	0.11%	03/15/19	1,667	1,666,667
Gtd. VRD COP Bonds(c)(a)	0.11%	12/15/19	18,680	18,975,000
				20,641,667
TOTAL INVESTMENTS (excluding Repurchase Agreements) –59.83% (Cost $925,654,404)				925,654,404

			Repurchase Amount

Repurchase Agreements–40.15%(d)

BMO Capital Markets Corp., Joint agreement date 05/30/14, aggregate maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,213; 0%-10.35%, 05/31/14-09/15/60)	0.07%	06/02/14	200,001,167	200,000,000
Citigroup Global Markets Inc., Joint agreement dated 05/30/14, aggregate maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,059; 0%-3.38%, 05/28/15-04/15/32)	0.07%	06/02/14	50,000,292	50,000,000
Citigroup Global Markets Inc., Joint term agreement dated 05/01/14, aggregate maturing value of $250,011,111 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,044; 0%-4.25%, 02/27/15-11/15/40) (e)	0.05%	06/02/14	50,002,222	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/30/14, aggregate maturing value of $744,004,340 (collateralized by U.S. Treasury obligations valued at $758,880,046; 0.13%-4.50%, 01/31/16-02/15/43)	0.07%	06/02/14	21,212,648	21,212, 524
Deutsche Bank Securities Inc., Joint term agreement dated 04/07/14, aggregate maturing value of $350,035,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,454; 0%-6.63%, 06/30/14-05/04/37) (e)	0.06%	06/06/14	50,005,000	50,000,000
Goldman, Sachs & Co., Term Agreement dated 05/27/14, maturing value $50,002,153 (collateralized by a U.S. Treasury obligation valued at $51,000,034; 0.88%-4.38%, 11/30/16-11/15/39) (e)	0.05%	06/27/14	50,002,153	50,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 05/27/14, aggregate maturing value of $850,006,611 (collateralized by U.S. Treasury obligations valued at $867,002,657; 0%-6.50%, 03/31/15-11/15/26) (e)	0.04%	06/03/14	50,000,389	50,000,000
ING Financial Markets, LLC, Joint agreement dated 05/30/14, aggregate maturing value $200,001,167 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $204,004,428; 0%-6.38%, 08/15/14-02/15/44)	0.07%	06/02/14	100,000,584	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 05/27/14, aggregate maturing value $350,002,722 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,459; 0%-5.63%, 07/01/14-09/15/39) (e)	0.04%	06/03/14	50,000,389	50,000,000
Total Repurchase Agreements (Cost $621,212,524)				621,212,524
TOTAL INVESTMENTS(f)–99.99% (Cost $1,546,866,928)				1,546,866,928
OTHER ASSETS LESS LIABILITIES–0.01%				201,546
NET ASSETS–100.00%				$1,547,068,474

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Investment Abbreviations:

COP	—Certificates of Participation
Ctfs.	—Certificates
Disc.	—Discounted
Gtd.	—Guaranteed
MFH	—Multi-Family Housing
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2014

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.72%

Alabama–0.34%

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.)(a)(b)	0.09%	07/01/15	$545	$545,000

Arizona–2.10%

Sierra Vista (City of), Industrial Development Authority (Mountain Steppes Apartments Project); Series 2001A,, Ref. VRD MFH RB (CEP-FNMA)	0.06%	06/15/31	3,345	3,345,000

Colorado–4.91%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	02/01/31	2,125	2,125,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	06/01/30	2,700	2,700,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	04/01/24	1,100	1,100,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	12/01/37	640	640,000
				7,840,000

District of Columbia–3.32%

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.05%	04/01/38	4,000	4,000,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.16%	01/01/29	1,292	1,292,000
				5,292,000

Florida–3.85%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	10/01/21	1,045	1,045,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC)(a)(c)(d)	0.11%	12/01/32	5,095	5,095,000
				6,140,000

Georgia–5.99%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.14%	01/01/29	1,600	1,600,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	08/01/21	300	300,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	01/01/20	1,400	1,400,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)(e)	0.12%	08/01/27	1,000	1,000,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.21%	05/01/24	500	500,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)( d)(e)	0.24%	12/01/18	500	500,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.27%	09/01/19	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	09/01/20	3,000	3,000,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	11/01/27	660	660,000
				9,560,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–9.99%

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	06/01/29	$2,900	$2,900,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.16%	06/01/17	616	616,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	02/01/21	1,305	1,305,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC- BMO Harris, N.A.)	0.06%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC-BMO Harris, N.A.)	0.06%	06/01/34	4,200	4,200,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.)(a)(b)(e)	0.16%	04/01/22	1,125	1,125,000
				15,946,000

Indiana–4.38%

Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	08/01/37	850	850,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.)(a)(b)(e)	0.16%	03/01/22	2,565	2,565,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.)(a)(b)(e)	0.16%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.16%	10/01/19	1,450	1,450,000
				6,995,000

Iowa–0.44%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(e)	0.22%	06/01/28	700	700,000

Kansas–0.84%

Wichita (City of), Kansas; Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	1,330	1,342, 684

Maryland–2.06%

Baltimore (County of) (Metropolitan District); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	08/01/14	3,265	3,285,816

Massachusetts–5.21%

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(e)	0.37%	05/01/16	490	490,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(a)(b)	0.15%	03/01/39	7,825	7,825,000
				8,315,000

Michigan–0.80%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	10/15/38	1,026	1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	0.24%	07/01/32	250	250,000
				1,276,000

Minnesota–1.87%

Minneapolis (City of); Series 2013, Ref. Library Referendum Unlimited Tax GO Bonds	1.00%	12/01/14	1,885	1,892,830
Minnesota (State of) Midwest Consortium of Muni Utilities (Minnesota Muni Utilities Association.); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.06%	01/01/25	1,100	1,100,000
				2,992,830

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–2.19%

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.)(a)(b)	0.08%	07/01/24	$370	$370,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines)(a)(b)	0.17%	12/01/19	2,130	2,130,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.06%	12/01/40	1,000	1,000,000
				3,500,000

Nevada–2.51%

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.)(a)(b)	0.05%	09/01/33	4,000	4,000,000

North Carolina–6.77%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.21%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	11/01/23	2,630	2,630,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	06/01/18	780	780,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	10/01/17	895	895,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	4,105	4,105,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.)(a)(b)(e)	0.12%	08/01/20	1,950	1,950,000
				10,810,000

North Dakota–1.66%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.)(a)(b)	0.20%	12/01/14	2,655	2,655,000

Ohio–3.72%

Columbus (City of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	06/01/14	500	500,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(a)(b)	0.05%	11/01/30	5,000	5,000,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC- FHLB of Indianapolis)(a)(b)(d)(e)	0.14%	01/01/34	445	445,000
				5,945,000

Oregon–0.63%

Metro Oregon; Series 2012 B, Ref. Limited Tax GO Bonds	4.00%	06/01/14	1,000	1,000,000

Pennsylvania–2.93%

Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.)(a)(b)	0.13%	06/01/19	100	100,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.)(a)(b)	0.06%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.)(a)(b)	0.07%	11/01/14	100	100,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC)(a)(b)(c)	0.11%	07/01/38	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.13%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(e)	0.16%	04/01/17	150	150,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.13%	08/01/26	100	100,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.13%	12/01/26	$450	$450,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)	0.16%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)	0.11%	12/01/29	900	900,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.13%	08/01/26	275	275,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.13%	11/01/18	500	500,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.)(a)(b)	0.15%	12/01/14	400	400,000
				4,670,000

South Carolina–0.88%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)	0.16%	07/01/17	1,400	1,400,000

Tennessee–4.49%

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)(a)	0.06%	05/15/33	3,175	3,175,000
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	0.21%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of), Tennessee Metro Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	3,000	3,000,000
				7,175,000

Texas–9.10%

Copperas Cove (City of); Series 2011, Contract & Limited Tax GO Bonds	5.00%	08/15/14	1,000	1,009,774
Houston (City of), Texas;
Series 2006 G-2, GO Commercial Paper Notes	0.10%	06/27/14	3,000	3,000,000
Series 2006 G-2, GO Commercial Paper Notes	0.13%	07/23/14	3,900	3,900,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA)(a)	0.08%	02/15/28	900	900,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)	0.04%	11/15/50	3,500	3,500,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	2,200	2,209,577
				14,519,351

Utah–2.19%

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.)(a)(b)	0.16%	08/01/28	375	375,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	0.11%	04/01/42	3,125	3,125,000
				3,500,000

Vermont–0.50%

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.)(a)(b)	0.07%	10/01/34	800	800,000

Virginia–1.69%

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.16%	10/01/30	2,700	2,700,000

Washington–8.40%

Olympia (Port of) Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	0.10%	11/01/23	600	600,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington –(continued)

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.27%	07/01/21	$185	$185,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.16%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)(a)(d)	0.10%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(d)	0.10%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)(a)	0.06%	09/15/20	5,165	5,165,000
				13,405,000

West Virginia–0.06%

Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.)(a)(b)(d)	0.13%	07/01/14	100	100,000

Wisconsin–4.90%

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.15%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.17%	07/01/35	1,140	1,140,000
Wisconsin (State of) Health & EFA (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	06/01/37	6,590	6,590,000
				7,830,000
TOTAL INVESTMENTS(f)(g)–98.72% (Cost $157,584,681)				157,584,681
OTHER ASSETS LESS LIABILITIES–1.28%				2,050,879
NET ASSETS–100.00%				$159,635,560

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 1.0%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $11,833,000, which represented 7.41% of the Fund’s Net Assets.

e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	18.0%
Federal National Mortgage Association	17.4
Bank of Montreal	10.0
JPMorgan Chase Bank, N.A.	9.9
PNC Bank, N.A.	8.7
U.S. Bancorp	6.3
TD Bank, N.A	5.5

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.